SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A Common Stock Subject to Possible Redemption (Details) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Transaction costs	$ 12,441,638	$ 13,763,667
Unrecognized tax benefits	0	0
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0